PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 15, 2025	Mar. 20, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense					$ 78,859	$ 53,993	$ 74,085	$ 66,363
Cash proceeds		$ 374,930
Repair costs					110,416
Other income					264,514
Sale of land and building carrying value	$ 236,916		$ 8,276,617		8,276,617		$ 5,460,179	$ 3,229,200
Net cash proceeds	344,461
Gain on sale of property	$ 63,195		$ 63,195		$ 63,195